Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value-Added Tax receivable	$ 203	$ 501
Advanced payment to suppliers	292	61
Deposits, current	6	5
Other current assets		26
Total other current assets	$ 501	$ 593